Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	$ 125.2	$ 109.6	$ 98.8
– Investments	161.0	205.9
Borrowings	2,495.6	1,236.5
Financial liabilities measured at fair value | C$300.0 million contingent consideration
Disclosure of fair value measurement of assets and liability [line items]
Windfall Project – contingent consideration	0.0	202.5
Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	2,502.1	1,249.9
Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	16.5	18.2
Asanko contingent consideration	18.4	0.0
Initial investment at cost	0.0	99.7
Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	125.2	109.6
– Investments	46.5	40.5
– Asanko deferred consideration	49.5	0.0
Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	114.5	65.7
Level 1 | Financial liabilities measured at fair value | C$300.0 million contingent consideration
Disclosure of fair value measurement of assets and liability [line items]
Windfall Project – contingent consideration	0.0	0.0
Level 1 | Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	504.4	1,010.5
Level 1 | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	0.0	0.0
Asanko contingent consideration	0.0	0.0
Initial investment at cost	0.0	0.0
Level 1 | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	0.0
– Investments	46.5	40.5
– Asanko deferred consideration	0.0	0.0
Level 1 | Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	114.5	65.7
Level 2 | Financial liabilities measured at fair value | C$300.0 million contingent consideration
Disclosure of fair value measurement of assets and liability [line items]
Windfall Project – contingent consideration	0.0	0.0
Level 2 | Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	0.0	0.0
Level 2 | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	16.5	18.2
Asanko contingent consideration	0.0	0.0
Initial investment at cost	0.0	0.0
Level 2 | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	125.2	109.6
– Investments	0.0	0.0
– Asanko deferred consideration	49.5	0.0
Level 2 | Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	0.0	0.0
Level 3 | Financial liabilities measured at fair value | C$300.0 million contingent consideration
Disclosure of fair value measurement of assets and liability [line items]
Windfall Project – contingent consideration	0.0	202.5
Level 3 | Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	1,997.7	239.4
Level 3 | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	0.0	0.0
Asanko contingent consideration	18.4	0.0
Initial investment at cost	0.0	99.7
Level 3 | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	0.0
– Investments	0.0	0.0
– Asanko deferred consideration	0.0	0.0
Level 3 | Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	$ 0.0	$ 0.0